Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024		Mar. 31, 2023
Revenues
Investment income (loss), net		$ 11,028	$ 500	$ 4,791		$ (54,010)
Loss on financial instruments, net		(1,183)	(3,461)	(104,521)		(51,421)
Interest and dividend income		12	116	457		412
Trust services and administration revenues		189	102	365		30
Other income				212		86
Total revenues		10,046	(2,743)	(98,696)		(104,903)
Operating expenses
Employee compensation and benefits		3,850	35,823	65,129		45,527
Interest expense, net		4,288	3,784	17,559		15,471
Professional services		5,544	10,373	29,999		38,422
Provision for credit losses		524		6,016		20,580
Loss on impairment of goodwill		3,394	1,096,305	2,354,320
Loss on arbitration				54,973
Release of loss contingency related to arbitration award		(54,973)		(55,000)
Other expenses, net		3,081	6,942	21,854		28,269
Total operating expenses		(34,292)	1,153,227	2,549,850		148,269
Operating loss		44,338	(1,155,970)	(2,648,546)		(253,172)
Loss on extinguishment of debt, net				8,846
Loss before income taxes		44,338	(1,155,970)	(2,657,392)		(253,172)
Income tax expense (benefit)		28		788		(1,072)
Net loss		44,310	(1,155,970)	(2,658,180)		(252,100)
Less: Net loss attributable to noncontrolling interests - Ben		(7,713)	(44,552)	(579,332)		(136,942)
Less: Noncontrolling interest guaranteed payment		(4,356)	(4,105)	(16,793)		(15,822)
Net loss attributable to Beneficient common shareholders		47,667	(1,115,523)	(2,095,641)		(130,980)
Other comprehensive income:
Unrealized gain on investments in available-for-sale debt securities		(21)	4,290	4,070	[1]	11,226	[1]
Total comprehensive loss		47,646	(1,111,233)	(2,091,571)		(119,754)
Less: comprehensive gain attributable to noncontrolling interests		(21)	4,290	4,070		11,226
Total comprehensive loss attributable to Beneficient		47,667	(1,115,523)	(2,095,641)		(130,980)
Common Class A [Member]
Operating expenses
Net loss attributable to Beneficient common shareholders		$ 44,770	$ (1,013,454)	$ (1,955,861)		$ (118,402)
Net loss per common share - basic and diluted (1) (2)
Net loss per common share - basic		$ 12.11	$ (440.25)	$ (673.31)	[2],[3]	$ (52.57)	[2],[3]
Net loss per common share - diluted		$ 0.17	$ (440.25)	$ (673.31)	[2],[3]	$ (52.57)	[2],[3]
Weighted average common shares outstanding - basic and diluted (1) (2)
Weighted average common shares outstanding - basic		3,696,979	2,302,000	2,904,851	[2],[3]	2,252,228	[2],[3]
Weighted average common shares outstanding - diluted	[2],[3]			2,904,851		2,252,228
Common Class B [Member]
Operating expenses
Net loss attributable to Beneficient common shareholders		$ 2,897	$ (102,069)	$ (139,780)		$ (12,578)
Net loss per common share - basic and diluted (1) (2)
Net loss per common share - basic		$ 12.11	$ (426.61)	$ (584.23)	[3]	$ (52.57)	[2],[3]
Net loss per common share - diluted		$ 0.17	$ (426.61)	$ (584.23)	[3]	$ (52.57)	[2],[3]
Weighted average common shares outstanding - basic and diluted (1) (2)
Weighted average common shares outstanding - basic		239,256	239,256	239,256	[2],[3]	239,256	[2]
Weighted average common shares outstanding - diluted	[2]			239,256	[3]	239,256
Variable Interest Entity, Primary Beneficiary [Member]
Revenues
Loss on financial instruments, net			$ 1,700
Operating expenses
Less: Net loss attributable to noncontrolling interests - Ben		$ 526	13,866	$ 44,175		$ 117,861
Consolidated Entity, Excluding Consolidated VIE [Member]
Operating expenses
Less: Net loss attributable to noncontrolling interests - Ben		$ 7,187	$ 30,686	$ 535,157		$ 19,081

[1]	Retroactively adjusted the fiscal year ended March 31, 2023 for the de-SPAC merger transaction as described in Note 4.
[2]	Periods presented have been adjusted to reflect the 1-for-80 reverse stock split on April 18, 2024. See Note 1 - Summary of Significant Accounting Policies - Reverse Stock Split, for additional information.
[3]	Retroactively adjusted the fiscal year ended March 31, 2023 for the de-SPAC merger transaction as described in Note 4.